Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 101,560	$ 94,039
Derivative liabilities	98,543	90,238
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	101,560	94,039
Derivative liabilities	98,543	90,238
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	43	33
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	423	577
Derivative liabilities	$ 1,160	$ 1,143